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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

         CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE 2000
         CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE III
          CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE IV
           CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE
      CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE - SERIES 2
        CORPORATE OWNED FLEXIBLE VARIABLE UNIVERSAL LIFE INSURANCE SELECT

     SUPPLEMENT DATED JANUARY 19, 2010 TO THE PROSPECTUSES DATED MAY 1, 2009

This supplement updates certain information contained in the Prospectuses for the above referenced variable life insurance policies.

Effective February 1, 2010, we will no longer accept premium payments or transfers of cash value into Global Life Sciences Portfolio of Janus Aspen Series.

Please note that the Board of Trustees of this portfolio has approved a plan to liquidate the portfolio on or around April 30, 2010. We have attached a copy of this fund supplement.